Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents		$ 250,000
Recognized income tax		50%
Margin tax expense		$ 9,705	$ 0
Foreign Currency Transaction Gain, before Tax		261,000	$ 470
Interest paid		$ 804,000
Total revenue percentage		10.00%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage		95.00%
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage			89.00%
CleanTech Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)	17,250,000		17,250,000
Incurred offering costs	$ 3,916,281		$ 3,916,281
Underwriting discount amount	3,450,000		3,450,000
Other offering costs	466,281		466,281
Offering costs	3,672,335		3,672,335
Recorded of offering costs	$ 88,910		$ 88,910
Shares of common stock (in Shares)	562,500		562,500
Aggregate purchase shares (in Shares)	15,800,000		15,800,000
Federal depository insurance corporation coverage limit	$ 250,000		$ 250,000
CleanTech Acquisition Corp [Member] | Public Warrants and Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 155,037		$ 155,037
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		82.00%	82.00%